INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 26, 2014	Oct. 27, 2013
INVENTORIES
Finished products	$ 604,946	$ 544,858
Raw materials and work-in-process	274,105	248,411
Materials and supplies	175,501	174,708
Total	$ 1,054,552	$ 967,977